BUSINESS ACQUISITIONS (Other) (Details) $ in Thousands	9 Months Ended
	Dec. 31, 2017 USD ($)	Jul. 17, 2017 USD ($) facility	Apr. 04, 2017 USD ($)	Jan. 01, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Balance due (paid in fiscal 2017)	$ (2,700)			$ 4,000
Ring-spun yarn manufacturer
Disclosure of detailed information about business combination [line items]
Number Of Facilities Acquired | facility		2
Cash transferred		$ 13,500
Settlement of pre-existing relationships		(1,200)
Net earnings of acquiree	0
Net sales of acquiree	0
Balance due (paid in fiscal 2017)		$ 1,300
Australian based activewear distributor
Disclosure of detailed information about business combination [line items]
Cash transferred			$ 5,700
Settlement of pre-existing relationships			$ 2,900
Net earnings of acquiree	0
Net sales of acquiree	$ 0
Percentage of voting equity interests acquired			100.00%